Average Annual Total Returns - Natixis Sustainable Future 2015 Fund - Class N	Jun. 01, 2021
Average Annual Return:
1 Year	13.41%
Since Inception	9.59%
Inception Date	Feb. 28, 2017
After Taxes on Distributions
Average Annual Return:
1 Year	8.47%
Since Inception	6.99%
Inception Date	Feb. 28, 2017
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.54%
Since Inception	6.75%
Inception Date	Feb. 28, 2017